UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2017—November 30, 2018

Item 1: Reports to Shareholders

Annual Report | November 30, 2018 Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Municipal Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	7
Pennsylvania Municipal Money Market Fund	9
Pennsylvania Long-Term Tax-Exempt Fund	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

President and Chief Executive Officer

December 18, 2018

Your Fund’s Performance at a Glance

•     For the 12 months ended November 30, 2018, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.91% for Investor Shares and 0.99% for Admiral™ Shares. Its benchmark returned 1.18%.

•     Vanguard Pennsylvania Municipal Money Market Fund returned 1.22%, surpassing the 0.94% average return of its peers.

•     Although fundamentals remained solid, municipal bonds went through a bumpy patch as federal tax legislation passed in December affected both supply and demand. With yields rising, prices of municipal bonds finished down across the maturity spectrum, particularly toward the intermediate and long end.

•     The Long-Term Fund benefited from an underweight to state general obligation bonds, while an overweight to hospital revenue bonds hurt relative performance. In general, the fund’s positions in higher-quality and shorter-maturity bonds added value.

Market Barometer

	Average Annual Total Returns
	Periods Ended November 30, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.92%	11.94%	10.89%
Russell 2000 Index (Small-caps)	0.57	10.08	7.50
Russell 3000 Index (Broad U.S. market)	5.53	11.80	10.62
FTSE All-World ex US Index (International)	-7.98	5.59	2.17

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.34%	1.33%	2.03%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.13	2.13	3.52
FTSE Three-Month U.S. Treasury Bill Index	1.76	0.92	0.55

CPI
Consumer Price Index	2.18%	2.02%	1.58%

Advisor’s Report

For the 12 months ended November 30, 2018, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.91% for Investor Shares and 0.99% for Admiral Shares. The fund lagged its benchmark, the Bloomberg Barclays Pennsylvania Municipal Bond Index, which returned 1.18%.

For both Investor and Admiral Shares, the capital return was –2.53%. Return from income was 3.44% for Investor Shares and 3.52% for Admiral Shares. The fund’s 30-day SEC yield rose to 3.35% from 2.51% for Investor Shares and to 3.41% from 2.61% for Admiral Shares.

Vanguard Pennsylvania Municipal Money Market Fund returned 1.22%, exceeding the average return of its peers. Yields for tax-exempt money market instruments also moved higher, and the fund’s 7-day SEC yield rose to 1.54% from 0.80%.

The funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). During the fiscal half year, however, only the Money Market Fund owned such securities.

The investment environment

Macroeconomic fundamentals remained supportive throughout the 12 months. The U.S. economy continued to expand at a robust pace, boosted by tax cuts and more government spending. The unemployment rate dropped to 3.7%, an almost 50-year low, and inflation moved up to hover near the Federal Reserve’s target of 2%.

Given the strength of the economy, the Fed continued to normalize monetary policy through further cuts to its balance sheet and four additional increases to

Yields of Tax-Exempt Municipal Securities

(National Averages, AAA-Rated General Obligation Issues)

	November 30,	November 30,
Maturity	2017	2018
2 years	1.57%	1.98%
5 years	1.76	2.16
10 years	2.15	2.55
30 years	2.79	3.27

Source: Vanguard.

the federal funds target rate, putting it at 2%–2.25%. (The Fed made another quarter-percentage-point hike just after the close of the period under review.)

Despite the robust backdrop, the markets experienced some volatility. They swooned in late January on concerns that wage gains might push inflation higher and lead the Fed to raise rates more aggressively. October was another rough patch amid an intensification of trade tensions with China and comments from Fed Chairman Jerome Powell on how much higher rates might go, although he tamped down expectations in late November.

The muni market also had to contend with federal tax legislation that was passed in December 2017. The tax package had a significant effect on the supply of municipal bonds. One change is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. The tax bill also included a provision—that was dropped just before passage—to eliminate tax exemption for private activity bonds issued for airports and not-for-profit hospitals and colleges. Still, the uncertainty resulted in a surge of private activity bond issuance at year-end.

The reduction in the statutory federal corporate tax rate to 21% also affected demand for munis. This change made muni tax-equivalent yields a little less attractive to nontraditional buyers, a fairly narrow segment of the market that includes banks and insurance companies. Municipalities responded by structuring issuance more for traditional buyers, which boosted usable supply for retail investors and mutual funds. In addition, a cap on deductions for state and local taxes and mortgage interest payments has made muni bonds more attractive for residents of states with high property or local taxes.

Bouts of volatility aside, muni bond yields largely took their cues from the Treasury market, where yields across the maturity spectrum ended the period higher.

The unemployment rate in Pennsylvania decreased from 4.8% at the start of the fiscal year to 4.1% in October 2018. The commonwealth’s economy grew at a faster rate than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for Pennsylvania increased about 3.3% between November 2017 and October 2018, while the national index rose about 2.6%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

Overall credit trends for the commonwealth and its largest city, Philadelphia, have been improving. In June, Governor Tom Wolf signed a $32.7 billion budget, a 2.2% increase from the previous year. The budget was adopted on time, preventing the stalemates and impasses that have plagued the commonwealth in years past. The Pennsylvania Department of Revenue has reported that current revenue collections are on pace to exceed forecasted levels by 2.8%.

Although the commonwealth is benefiting from a strong economic environment, it must continue to address long-term expenditures, principally pension funding and health care spending. The commonwealth issued approximately $1.5 billion in debt to fill a portion of its budget deficit from fiscal year 2017. The bonds are secured by tobacco settlement proceeds; this issue represents the first time Pennsylvania has borrowed against these tobacco revenues. The bonds also have a subordinate pledge of commonwealth sales tax revenues.

In March, Standard & Poor’s downgraded the City of Philadelphia general obligation rating to A from A+, citing pension stress and ongoing school funding needs as primary drivers. But in June, Philadelphia adopted its 2018–2019 budget, which includes $4.7 billion in spending, a 6% increase. The spending plan was bolstered by a higher-than-expected surplus from the prior fiscal year.

Moody’s has since revised its outlook on the city’s credit to stable from negative. The general obligation and tax-supported debt rating remains A2.

Management of the funds

We strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective and independent bond analyses. Our investment process relies on robust risk management to monitor the funds’ positioning.

Our exposure to bonds with maturities longer than 20 years hurt our performance during the past year, as they underperformed the broader index. An overweight to hospital revenue and university bonds also detracted on a relative basis.

The fund benefited from an underweight to state general obligation bonds. Other top-performing sectors included prerefunded and tax revenue bonds. University revenue detracted.

Although there were no significant changes to our credit-quality positioning, we made several modest changes to our portfolio allocations during the period based on the relative attractiveness of sectors, duration, and credit quality. These changes included:

•     A reduction in exposure to bonds with maturities of less than 10 years and increased exposure to bonds with maturities longer than 20 years.

•     An increase in tax-backed debt as well as water and sewer-backed projects.

•     A reduction in our exposure to prerefunded and higher-education securities.

•     An increase in 4% coupon bonds, which have become an increasing part of the investment universe in Pennsylvania.

A look ahead

Absent any external shocks, the U.S. economy is on pace to break above its long-term potential growth rate in 2018 and 2019, given the front-loaded effects of tax cuts and increased government spending, plus solid fundamentals. Growth is then expected to drop back toward 2%. That growth, along with some upward pressure on wages reflecting the tight labor market, may push up the U.S. Core Personal Consumption Expenditures Price Index through the first part of 2019. Against this backdrop, the Fed is likely to keep raising rates and trimming the amount of Treasuries and mortgage-backed securities on its balance sheet into 2019.

We see this bounce as cyclical, however. We still expect long-term structural pressures from an aging population, global sourcing of goods and labor, and technological disruptions to result in moderate long-run growth and inflation.

We may continue to see bouts of volatility in the bond market related to shifting expectations for inflation and interest rates. Other potential volatility triggers include an intensification of trade disputes, flare-ups in geopolitical tensions, uncertainty over Brexit, and government spending in Italy.

We anticipate a convergence in global monetary policy, with central banks in developed countries adopting less accommodative stances—some raising rates, some planning to do so, and some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could rattle the markets.

As always, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the funds’ performance, whatever the markets may bring.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

James M. D’Arcy, CFA,

Portfolio Manager

John M. Carbone, Principal,

Portfolio Manager

December 17, 2018

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2018

	Beginning Account Value 5/31/2018	Ending Account Value 11/30/2018	Expenses Paid During Period
Based on Actual Fund Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,006.44	$0.80
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,000.66	$0.80
Admiral Shares	1,000.00	1,000.99	0.45
Based on Hypothetical 5% Yearly Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.27	$0.81
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Municipal Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Pennsylvania Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2018			Final Value of a $10,000 Investment
	One Year	Five Years	Ten Years
Pennsylvania Municipal Money Market Fund	1.22%	0.42%	0.28%	$10,287
Spliced Pennsylvania Tax-Exempt Money Market Funds Average	0.94	0.27	0.16	10,160

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Pennsylvania Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter. Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Pennsylvania Municipal Money Market Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pennsylvania Municipal Money Market Fund	6/13/1988	1.10%	0.37%	0.30%

Pennsylvania Municipal Money Market Fund

Distribution by Issuer

As of November 30, 2018

Tax-Exempt Securities	100%

Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Pennsylvania (98.6%)
	Allegheny County PA GO	5.000%	12/1/18	(Prere.)	5,000	5,000
	Allegheny County PA GO	5.000%	5/1/19		1,100	1,116
	Allegheny County PA GO VRDO	1.670%	12/7/18	LOC	3,500	3,500
	Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	1.710%	12/3/18		36,600	36,600
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	1.670%	12/7/18	LOC	3,480	3,480
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	1.670%	12/7/18	LOC	2,330	2,330
	Allegheny County PA Hospital Development Authority Revenue (Concordia Lutheran) VRDO	1.710%	12/7/18	LOC	38,240	38,240
1,2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT	1.860%	12/3/18	LOC	20,000	20,000
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.780%	12/3/18	LOC	24,100	24,100
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.780%	12/3/18	LOC	1,400	1,400
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.780%	12/3/18	LOC	21,500	21,500
2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.720%	12/7/18	LOC	4,000	4,000
	Allegheny County PA Industrial Development Authority Revenue (Western Pennsylvania School for Blind Children) VRDO	1.680%	12/7/18		12,100	12,100

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Beaver PA Industrial Development Authority Revenue (Concordia Lutheran Ministries) VRDO	1.730%	12/7/18	LOC	3,610	3,610
	Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	1.670%	12/7/18	LOC	7,275	7,275
2	Bucks County Water & Sewer Authority Revenue TOB VRDO	1.790%	12/7/18	(4)(Prere.)	5,335	5,335
	Butler County PA General Authority Revenue (Erie School District Project) VRDO	1.670%	12/7/18	LOC	35,980	35,980
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.680%	12/7/18		28,320	28,320
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	7.250%	7/1/19	(Prere.)	8,130	8,379
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	1.710%	12/7/18	LOC	11,810	11,810
	Butler County PA Hospital Authority Revenue (Concordia Lutheran Obligated Group) VRDO	1.710%	12/7/18	LOC	8,645	8,645
	Centennial PA School District Bucks County GO	5.250%	12/15/18	(Prere.)	13,655	13,673
2	Commonwealth Financing Authority Pennsylvania Revenue TOB VRDO	1.690%	12/7/18	(4)	13,695	13,695
2	County of Allegheny PA GO TOB VRDO	1.680%	12/7/18		5,340	5,340
	County of Chester PA GO	5.000%	7/15/19	(Prere.)	7,090	7,224
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.375%	1/1/19	(Prere.)	3,600	3,614
	Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	1.720%	12/3/18		81,485	81,485
	Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	1.690%	12/7/18	LOC	100	100
3	Downingtown PA Area School District GO	2.000%	2/1/19		400	400
3	Downingtown PA Area School District GO	3.000%	8/1/19		710	715
3	Downingtown PA Area School District GO	4.000%	8/1/19		3,740	3,788
	Emmaus PA General Authority Revenue VRDO	1.680%	12/7/18	LOC	54,340	54,340
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	4,700	4,700
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	4,900	4,900
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	500	500
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	1,500	1,500
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	100	100
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	12,000	12,000
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	10,000	10,000
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	2,500	2,500
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	500	500
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	2,200	2,200
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	11,800	11,800
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	1,200	1,200
	Emmaus PA General Authority Revenue VRDO	1.710%	12/7/18	LOC	15,200	15,200
	Fayette County PA Hospital Authority Revenue (Fayette Regional Health System) VRDO	1.670%	12/7/18	LOC	4,500	4,500

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.720%	12/7/18		4,330	4,330
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.720%	12/7/18		11,935	11,935
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.720%	12/7/18		7,500	7,500
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.720%	12/7/18	(Prere.)	4,980	4,980
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.720%	12/7/18		2,785	2,785
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) TOB VRDO	1.720%	12/7/18		4,785	4,785
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.680%	12/3/18		7,205	7,205
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.680%	12/3/18		612	612
	Harveys Lake PA General Municipal Authority University Revenue (Misericordia University Project) VRDO	1.670%	12/7/18	LOC	6,595	6,595
	Haverford Township PA GO	3.000%	6/1/19		1,270	1,278
	Haverford Township PA School District GO VRDO	1.690%	12/7/18	LOC	20,585	20,585
	Jackson PA Authority for Industrial Development Revenue (StoneRidge Retirement Living) VRDO	1.670%	12/7/18	LOC	7,550	7,550
2	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	1.720%	12/7/18	(Prere.)	3,410	3,410
2	Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital Project) TOB VRDO	1.720%	12/7/18	(Prere.)	6,765	6,765
2	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.730%	12/7/18		3,750	3,750
	Lower Merion PA School District GO VRDO	1.680%	12/7/18	LOC	22,115	22,115
	Lower Merion PA School District GO VRDO	1.680%	12/7/18	LOC	7,650	7,650
	Marple Newtown PA School District GO	5.000%	6/1/19	(Prere.)	6,225	6,320
	Montgomery County PA Higher Education & Health Authority Revenue (Gwynedd Mercy University Project) VRDO	1.670%	12/7/18	LOC	14,840	14,840
	Montgomery County PA Redevelopment Authority Revenue (Forge Gate Apartments Project) VRDO	1.690%	12/7/18	LOC	9,665	9,665
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.730%	12/7/18		18,290	18,290

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.730%	12/7/18		10,750	10,750
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.730%	12/7/18		9,940	9,940
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.580%	12/7/18		5,505	5,505
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.640%	12/7/18		500	500
2	PA Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania) TOB VRDO	1.670%	12/7/18		2,000	2,000
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (PSEG Power LLC Project) VRDO	1.640%	12/7/18	LOC	1,000	1,000
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (York Water Co. Project) VRDO	1.710%	12/7/18	LOC	12,000	12,000
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/19		7,510	7,531
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19		43,020	43,814
2	Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project) TOB VRDO	1.720%	12/7/18	(13)	9,900	9,900
	Pennsylvania GO	5.000%	2/1/19		3,045	3,061
	Pennsylvania GO	5.000%	2/15/19	(Prere.)	2,350	2,365
	Pennsylvania GO	5.000%	4/15/19	(Prere.)	6,025	6,098
	Pennsylvania GO	5.000%	4/15/19		1,690	1,709
	Pennsylvania GO	5.000%	5/1/19		1,425	1,444
	Pennsylvania GO	5.000%	6/1/19		4,650	4,730
	Pennsylvania GO	5.000%	6/15/19		3,055	3,107
	Pennsylvania GO	5.000%	7/1/19		4,250	4,335
	Pennsylvania GO	5.000%	7/1/19		20,295	20,688
	Pennsylvania GO	5.000%	9/15/19		9,575	9,818
	Pennsylvania GO	5.000%	10/15/19		6,870	7,052
2	Pennsylvania GO TOB VRDO	1.690%	12/7/18		4,000	4,000
2	Pennsylvania GO TOB VRDO	1.690%	12/7/18		3,335	3,335
2	Pennsylvania GO TOB VRDO	1.690%	12/7/18		10,400	10,400
2	Pennsylvania GO TOB VRDO	1.720%	12/7/18		14,300	14,300
2	Pennsylvania GO TOB VRDO	1.720%	12/7/18	(Prere.)	11,250	11,250
2	Pennsylvania GO TOB VRDO	1.720%	12/7/18	(Prere.)	5,445	5,445
	Pennsylvania Higher Educational Facilities Authority Revenue	5.000%	6/15/19		5,845	5,944
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.700%	12/3/18	LOC	550	550
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.670%	12/7/18	LOC	24,110	24,110

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.670%	12/7/18	LOC	22,495	22,495
	Pennsylvania Higher Educational Facilities Authority Revenue (Susquehanna University) VRDO	1.680%	12/7/18	LOC	1,300	1,300
2	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania) TOB VRDO	1.720%	12/7/18		6,665	6,665
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	9/1/19	(ETM)	6,500	6,648
2	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.680%	12/7/18		8,190	8,190
2	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.700%	12/7/18		2,740	2,740
2	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	1.720%	12/7/18		5,865	5,865
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) VRDO	1.640%	12/7/18	LOC	64,745	64,745
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.230%	5/1/19		1,815	1,815
	Pennsylvania Housing Finance Agency Multifamily Housing Revenue VRDO	1.690%	12/7/18	LOC	4,950	4,950
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.710%	12/7/18		24,610	24,610
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.710%	12/7/18		6,185	6,185
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.710%	12/7/18		5,000	5,000
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.710%	12/7/18		15,300	15,300
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.720%	12/7/18		3,270	3,270
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.720%	12/7/18		7,500	7,500
2	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	1.750%	12/7/18		5,300	5,300
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.690%	12/7/18		20,645	20,645
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.690%	12/7/18		11,890	11,890
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.690%	12/7/18		5,600	5,600
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.700%	12/7/18		19,100	19,100
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.700%	12/7/18		6,535	6,535
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.740%	12/7/18		650	650

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.740%	12/7/18		13,000	13,000
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	1.740%	12/7/18		4,800	4,800
2	Pennsylvania Housing Finance Agency TOB VRDO	1.720%	12/7/18		7,000	7,000
	Pennsylvania Infrastructure Investment Authority Revenue	5.000%	1/15/19		1,780	1,787
	Pennsylvania Infrastructure Investment Authority Revenue	5.000%	6/15/19		2,000	2,033
2	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue (Philadelphia Funding Program) TOB VRDO	1.720%	12/7/18		6,315	6,315
	Pennsylvania Public School Building Authority Revenue (Community College of Philadelphia)	6.000%	12/15/18	(Prere.)	3,500	3,506
	Pennsylvania State University Revenue PUT	1.730%	6/1/19		51,675	51,682
2	Pennsylvania TOB VRDO	1.690%	12/7/18		10,000	10,000
2	Pennsylvania TOB VRDO	1.690%	12/7/18		8,750	8,750
2	Pennsylvania TOB VRDO	1.690%	12/7/18		3,600	3,600
2	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	1.680%	12/7/18		5,600	5,600
2	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	1.720%	12/7/18	(Prere.)	10,500	10,500
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19	(Prere.)	12,420	12,633
	Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19	(Prere.)	17,000	17,331
1,2	Pennsylvania Turnpike Commission Revenue PUT	1.890%	12/3/18	LOC	5,000	5,000
2	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.720%	12/7/18	LOC	60,000	60,000
2	Peters Township PA School District Washington County GO TOB VRDO	1.680%	12/7/18		4,780	4,780
	Philadelphia Airport CP	1.800%	12/19/18	LOC	900	900
	Philadelphia Authority for Industrial Development Revenue (Gift of Life Donor Program) VRDO	1.660%	12/7/18	LOC	9,130	9,130
	Philadelphia PA Airport Revenue VRDO	1.690%	12/7/18	LOC	22,970	22,970
	Philadelphia PA Airport Revenue VRDO	1.710%	12/7/18	LOC	25,890	25,890
2	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.720%	12/7/18		3,275	3,275
2	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.720%	12/7/18		7,500	7,500
2	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.720%	12/7/18		7,500	7,500
	Philadelphia PA Authority for Industrial Development Revenue (Franklin Institute) VRDO	1.930%	12/7/18	LOC	5,190	5,190
2	Philadelphia PA Authority for Industrial Development Revenue (Philadelphia College of Osteopathic Medicine Obligated Group) TOB VRDO	1.730%	12/7/18		2,850	2,850
	Philadelphia PA Gas Works Revenue VRDO	1.650%	12/7/18	LOC	12,600	12,600

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Gas Works Revenue VRDO	1.670%	12/7/18	LOC	7,225	7,225
	Philadelphia PA Gas Works Revenue VRDO	1.690%	12/7/18	LOC	8,975	8,975
	Philadelphia PA Gas Works Revenue VRDO	1.690%	12/7/18	LOC	5,545	5,545
	Philadelphia PA GO VRDO	1.670%	12/7/18	LOC	11,675	11,675
2	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	1.720%	12/7/18		4,765	4,765
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.720%	12/3/18		39,700	39,700
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.720%	12/3/18		29,460	29,460
	Philadelphia PA Industrial Development Authority Lease Revenue VRDO	1.650%	12/7/18	LOC	51,150	51,150
	Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/19	(Prere.)	1,750	1,755
	Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/19	(Prere.)	5,000	5,014
	Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/19	(Prere.)	1,000	1,003
	Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/19	(Prere.)	2,540	2,547
	Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/19	(Prere.)	5,000	5,014
	Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/19		1,750	1,793
	Philadelphia PA Water & Waste Water Revenue VRDO	1.640%	12/7/18	LOC	9,450	9,450
2	Philadelphia PA Water & Wastewater Revenue TOB VRDO	1.720%	12/7/18		5,000	5,000
2	Pittsburgh PA Water & Sewer Authority Revenue VRDO	1.780%	12/3/18	LOC	15,300	15,300
	Ridley PA School District GO VRDO	1.690%	12/7/18	LOC	14,950	14,950
2	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.720%	12/7/18		3,000	3,000
2	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.720%	12/7/18		6,670	6,670
2	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	1.720%	12/7/18		9,710	9,710
2	State College PA Area School District GO TOB VRDO	1.680%	12/7/18		5,400	5,400
	State Public School Building Authority Pennsylvania School Revenue (Harrisburg School District)	5.000%	5/15/19	(Prere.)	3,335	3,382

Pennsylvania Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	State Public School Building Authority Pennsylvania School Revenue (North Allegheny School District Project) VRDO	1.680%	12/7/18		18,100	18,100
2	Swarthmore College TOB VRDO	1.680%	12/7/18		4,420	4,420
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19	(Prere.)	5,000	5,121
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	1,000	1,026
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	3,000	3,079
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	7,250	7,440
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	9,100	9,334
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	5,500	5,643
	University of Pittsburgh PA Revenue CP	1.740%	12/17/18		23,000	23,000
	University of Pittsburgh PA Revenue CP	1.740%	12/17/18		23,000	23,000
2	University of Pittsburgh PA Revenue TOB VRDO	1.720%	12/7/18	(Prere.)	7,500	7,500
2	University of Pittsburgh-of the Commonwealth System of Higher Education TOB VRDO	1.720%	12/7/18	(Prere.)	4,430	4,430
	Washington County PA Hospital Authority Revenue (University of Pennsylvania) VRDO	1.200%	12/7/18		25,035	25,035
	Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	1.690%	12/7/18	LOC	11,775	11,775
Total Tax-Exempt Municipal Bonds (Cost $1,938,826)						1,938,826

Pennsylvania Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (1.4%)
Other Assets
Investment in Vanguard	104
Receivables for Investment Securities Sold	15,880
Receivables for Accrued Income	8,686
Receivables for Capital Shares Issued	4,369
Other Assets	6,811
Total Other Assets	35,850
Liabilities
Payables for Investment Securities Purchased	(4,903)
Payables for Capital Shares Redeemed	(2,865)
Payables for Distributions	(152)
Payables to Vanguard	(146)
Total Liabilities	(8,066)
Net Assets (100%)
Applicable to 1,966,510,756 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,966,610
Net Asset Value Per Share	$1.00

At November 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	1,966,616
Total Distributable Earnings (Loss)	(6)
Net Assets	1,966,610

• See Note A in Notes to Financial Statements.

1 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $505,730,000, representing 25.7% of net assets.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018. A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Municipal Money Market Fund

Statement of Operations

Year Ended
November 30, 2018
($000)
Investment Income
Income
Interest	26,637
Total Income	26,637
Expenses
The Vanguard Group—Note B
Investment Advisory Services	493
Management and Administrative	2,150
Marketing and Distribution	411
Custodian Fees	10
Auditing Fees	29
Shareholders’ Reports and Proxy	13
Trustees’ Fees and Expenses	1
Total Expenses	3,107
Net Investment Income	23,530
Realized Net Gain (Loss) on Investment Securities Sold	(8)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,522

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,530	12,270
Realized Net Gain (Loss)	(8)	2
Net Increase (Decrease) in Net Assets Resulting from Operations	23,522	12,272
Distributions
Net Investment Income	(23,531)	(12,272)
Realized Capital Gain	—	—
Total Distributions	(23,531)	(12,272)
Capital Share Transactions (at $1.00 per share)
Issued	1,151,271	1,082,461
Issued in Lieu of Cash Distributions	22,043	11,650
Redeemed	(1,111,956)	(1,059,856)
Net Increase (Decrease) from Capital Share Transactions	61,358	34,255
Total Increase (Decrease)	61,349	34,255
Net Assets
Beginning of Period	1,905,261	1,871,006
End of Period	1,966,610	1,905,261

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Financial Highlights

For a Share Outstanding Throughout Each Period			Year Ended November 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012	1.006	1.002	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.012	.006	.002	.0001	.0001
Distributions
Dividends from Net Investment Income	(.012)	(.006)	(.002)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.012)	(.006)	(.002)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.22%	0.63%	0.25%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,967	$1,905	$1,871	$2,059	$2,225
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.13%[3]	0.05%[3]	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.21%	0.63%	0.24%	0.01%	0.01%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs);

Pennsylvania Municipal Money Market Fund

the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $104,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	155
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(8)
Net Unrealized Gains (Losses)	—

Pennsylvania Municipal Money Market Fund

As of November 30, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,938,826
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2018, such purchases and sales were $640,234,000 and $462,650,000, respectively.

F. Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	0.91%	4.24%	4.95%	$16,215
Bloomberg Barclays PA Municipal Bond Index	1.18	3.70	4.89	16,123
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	16,101

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares	0.99%	4.33%	5.04%	$81,758
Bloomberg Barclays PA Municipal Bond Index	1.18	3.70	4.89	80,614
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	80,506

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.81%	4.32%	3.86%	0.95%	4.81%
Admiral Shares	5/14/2001	0.90	4.42	3.94	0.95	4.89

Pennsylvania Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2018

Under 1 Year	5.1%
1 - 3 Years	2.8
3 - 5 Years	1.7
5 - 10 Years	8.2
10 - 20 Years	46.3
20 - 30 Years	32.6
Over 30 Years	3.3

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Pennsylvania (99.0%)
Allegheny County PA GO	4.000%	11/1/30		3,000	3,166
Allegheny County PA GO	5.000%	12/1/30		1,365	1,530
Allegheny County PA GO	5.250%	12/1/32		1,000	1,114
Allegheny County PA GO	4.000%	11/1/33		300	314
Allegheny County PA GO	5.250%	12/1/33		1,000	1,114
Allegheny County PA GO	4.000%	11/1/34		900	936
Allegheny County PA GO	5.000%	12/1/34		1,695	1,881
Allegheny County PA GO	5.000%	12/1/34		3,600	3,904
Allegheny County PA GO	4.000%	11/1/35		1,225	1,264
Allegheny County PA GO	4.000%	11/1/36		2,500	2,562
Allegheny County PA GO	5.000%	12/1/37	(4)	10,000	10,810
Allegheny County PA GO	5.000%	12/1/37		10,000	10,810
Allegheny County PA GO	5.000%	11/1/41		5,000	5,536
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	1.710%	12/3/18		9,300	9,300
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/30		2,320	2,404
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/30		2,385	2,473
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.000%	3/1/30		1,180	1,314
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/31		1,550	1,604
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	4.000%	3/1/33		2,045	2,102
Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	5.000%	10/15/37		1,000	1,058
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/29		2,500	2,830
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		3,000	3,338

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		3,000	3,319
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/34		4,750	5,225
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/35		5,500	6,019
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/36		5,250	5,716
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		5,000	4,873
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/44		30,000	28,523
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/47		19,000	20,303
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.780%	12/3/18	LOC	7,800	7,800
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.780%	12/3/18	LOC	5,235	5,235
	Allegheny County PA Industrial Development Authority Revenue (Western Pennsylvania School for Blind Children) VRDO	1.680%	12/7/18		800	800
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		6,000	6,458
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/30	(15)	3,400	3,833
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31	(4)	805	839
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/35		1,100	1,121
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/35	(4)	2,650	2,721
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/35		6,000	6,636
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/36		1,500	1,521
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/40		4,250	4,642
	Allegheny County PA Sanitary Authority Sewer Revenue	5.250%	12/1/41	(15)	3,500	3,880
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		3,000	3,320
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/45		2,500	2,760
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/45		4,620	5,026
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		7,485	7,395
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26		1,180	1,248
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29		250	262
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35		11,530	11,905

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		15,595	15,972
	Allentown PA School District GO	5.000%	6/1/32	(15)	1,465	1,615
	Allentown PA School District GO	5.000%	6/1/35	(15)	2,000	2,181
	Allentown PA School District GO	5.000%	6/1/36	(15)	1,500	1,630
	Altoona PA Area School District PA GO	5.000%	12/1/48	(15)	1,500	1,615
2	Altoona PA Area School District PA GO	4.250%	12/1/49	(4)	3,500	3,523
	Beaver County PA GO	4.000%	4/15/29	(15)	3,505	3,736
	Beaver County PA GO	4.000%	4/15/30	(15)	500	530
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/33		2,000	2,029
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/35		3,350	3,671
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/47		5,000	4,784
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/47		15,950	17,085
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50		26,000	27,820
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/33		500	532
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		2,500	2,645
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/37		375	393
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/38		420	441
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/43		500	522
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/47		2,435	2,553
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/47		830	858
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/48		1,500	1,554
	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.500%	11/1/19	(Prere.)	1,750	1,805
	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.750%	11/1/19	(Prere.)	2,305	2,382
	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.750%	11/1/39		2,310	2,386

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.000%	11/1/40		6,955	7,349
Bethel Park PA School District GO	4.000%	8/1/31		2,500	2,616
Bristol Township PA School District GO	5.250%	6/1/37		3,000	3,265
Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	1.670%	12/7/18	LOC	700	700
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/21	(Prere.)	2,000	2,171
Butler County PA General Authority Revenue (South Park School District Project) VRDO	1.680%	12/7/18	(4)	3,485	3,485
Butler County PA Hospital Authority Revenue (Butler Health System Project)	7.250%	7/1/19	(Prere.)	310	320
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/26		525	582
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/27		490	541
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/28		540	596
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/29		1,670	1,840
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/30		1,370	1,504
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/35		4,430	4,790
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/39		3,250	3,477
Canon-McMillan PA School District GO	5.000%	12/15/37	(15)	3,000	3,308
Canon-McMillan PA School District GO	5.000%	12/1/41	(4)	3,000	3,314
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/27		1,530	1,719
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/28		1,605	1,799
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/30		1,135	1,262
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/40		4,000	4,333
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		1,535	1,752
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/31		1,240	1,402
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		1,100	1,252
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/32		500	564
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/33		1,370	1,540
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/34		1,000	1,121
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/35		500	562
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/37		1,815	2,010

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/38		1,000	1,111
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42		2,665	2,918
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31		5,000	5,410
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.375%	12/1/41		3,000	3,209
Central Dauphin PA School District GO	4.000%	5/15/37		1,000	1,025
Central Dauphin School District PA GO	4.000%	5/15/32		1,000	1,047
Central Dauphin School District PA GO	4.000%	5/15/34		1,985	2,055
Central Dauphin School District PA GO	4.000%	5/15/35		2,325	2,399
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	7.000%	11/15/21	(Prere.)	6,930	7,876
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32		6,280	6,760
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/42		1,500	1,640
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/44		3,000	3,183
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	4.000%	11/15/47		2,100	2,026
Chartiers Valley PA School District GO	5.000%	10/15/35		1,135	1,257
Chartiers Valley PA School District GO	5.000%	10/15/40		2,750	3,013
Cheltenham Township PA School District GO	5.000%	3/15/38		4,210	4,623
Chester County PA GO	4.000%	11/15/32		5,500	5,906
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	5/15/20	(Prere.)	17,490	18,227
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/34		2,675	3,026
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	5/15/40		5,000	5,160
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/42		2,000	2,008
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/47		4,000	3,993
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/52		2,500	2,721
Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30		1,100	1,151
Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35		785	813
Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/45		2,990	3,065

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/29		2,000	2,079
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/33		3,000	3,084
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/45		2,000	1,974
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27		4,000	4,544
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28		1,365	1,467
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		5,035	5,697
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		4,000	4,491
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		5,040	5,642
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/31		5,000	5,351
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		7,000	7,818
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/33		10,025	11,136
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/33		7,760	8,284
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	36,425	36,597
Council Rock PA School District GO	3.250%	11/15/39		5,010	4,500
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.375%	1/1/39		200	201
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/30		1,000	1,130
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/31		750	845
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/32		800	899
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	5/1/34		1,420	1,584
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/37		2,000	2,143
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/39		4,685	5,163
Cumberland County PA Municipal Authority Revenue (Dickinson College Project)	5.000%	11/1/42		3,605	3,848
Cumberland Valley PA School District GO	5.000%	12/1/30		500	560
Cumberland Valley PA School District GO	5.000%	12/1/31		750	837
Cumberland Valley PA School District GO	5.000%	12/1/33		1,005	1,116
Cumberland Valley PA School District GO	5.000%	12/1/34		1,125	1,246
Cumberland Valley PA School District GO	5.000%	12/1/35		1,000	1,104
Dallas PA Area Muni Authority University Revenue (Misericordia University Project)	5.000%	5/1/37		2,500	2,591

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19	(Prere.)	125	128
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19	(Prere.)	12,845	13,106
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29		135	137
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/30		3,745	3,863
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/31		2,190	2,249
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/32		2,070	2,122
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/35		3,450	3,782
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/36		2,320	2,358
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/42		21,040	22,193
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/34		1,220	1,380
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/35		800	902
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/42		5,000	5,542
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/46		4,970	5,485
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/40		2,500	2,779
Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	1.720%	12/3/18		1,000	1,000
Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/32		3,355	3,848
Delaware County PA Regional Water Quality Control Authority Revenue	5.000%	5/1/40		1,500	1,643
Delaware County PA Vocational-Technical School Authority Lease Revenue (Delaware County Intermediate Unit No. 25 Project)	5.000%	11/1/38	(15)	1,250	1,345
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30		500	565
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/32		3,050	3,506
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	4.000%	7/1/33	(15)	4,000	4,171

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/34		3,250	3,701
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/36		3,500	3,958
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/42		18,930	21,121
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/47		11,500	12,777
1	Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	1.840%	12/7/18		4,880	4,880
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	25	26
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	2,000	2,065
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24		3,220	3,517
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/25		2,715	2,953
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		3,080	3,337
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/27		1,000	1,079
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/31		3,500	3,846
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/33		5,000	5,472
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/34		3,500	3,822
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		12,000	13,022
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		5,000	5,404
	Delaware Valley PA Regional Finance Authority Revenue	7.750%	7/1/27	(2)	130	174
	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	(2)	9,050	10,742
	Delaware Valley PA Regional Finance Authority Revenue	5.750%	7/1/32		6,070	7,543
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/25		3,730	4,003
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/26		4,445	4,751
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/27		1,170	1,246
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/28		1,000	1,062
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/29		865	915
	Doylestown PA Hospital Authority Revenue	5.000%	7/1/46		8,000	8,371
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	4.000%	7/15/48		7,405	6,936
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		825	872
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/30		1,280	1,342

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/34		1,000	1,041
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/35		1,250	1,298
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/45		4,325	4,455
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/47		3,750	3,864
	East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/38		2,500	2,718
	East Norriton-Plymouth-Whitpain PA Joint Sewer Authority Revenue	5.000%	8/1/41		2,100	2,281
	Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27	(15)	250	276
	Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28	(15)	250	276
	Erie City PA Water Authority Revenue	5.000%	12/1/43	(4)	1,500	1,666
	Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/32		1,325	1,425
	Erie PA Higher Education Building Authority Revenue (Gannon University)	5.000%	5/1/33		1,395	1,496
2	Erie PA Sewer Authority Revenue	4.000%	12/1/41	(4)	3,500	3,464
	Fayette County PA Hospital Authority Revenue (Fayette Regional Health System) VRDO	1.670%	12/7/18	LOC	790	790
	Fox Chapel PA Area School District	5.000%	2/1/36		2,000	2,257
	Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42		17,075	17,813
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43		1,100	1,104
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/48		2,300	2,300
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53		1,900	1,884
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.250%	6/1/19	(Prere.)	20,735	21,075
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/34		4,225	4,739
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39		4,400	4,858
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	6/1/41		5,000	5,403
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/45		13,000	14,209

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	4.000%	2/15/47		30,030	29,700
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.680%	12/3/18		1,500	1,500
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.680%	12/3/18		7,000	7,000
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.680%	12/3/18		1,000	1,000
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	1.680%	12/3/18		3,588	3,588
Hampden Township PA GO	5.000%	11/15/20	(Prere.)	180	190
Haverford PA GO	3.650%	6/1/48		935	888
Huntingdon County PA General Authority Revenue	5.000%	5/1/46		6,690	6,976
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/35		500	504
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/36		600	602
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40		4,000	3,917
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/25		715	761
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/30		750	782
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/31		1,300	1,351
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/32		725	751
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42		8,825	9,590
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/30		3,000	3,284
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/31		4,235	4,625
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.250%	12/15/32		2,600	2,833
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33		5,000	5,478
Lancaster PA GO	4.000%	11/1/31	(15)	1,400	1,467
Lancaster PA GO	4.000%	11/1/32	(15)	2,445	2,555
Lancaster PA GO	4.000%	11/1/33	(15)	2,545	2,646

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lancaster PA GO	4.000%	11/1/34	(15)	2,660	2,750
Lancaster PA GO	4.000%	11/1/35	(15)	2,355	2,425
Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.375%	5/1/28		1,250	1,341
Lancaster PA Industrial Development Authority Revenue (Garden Spot Village Project)	5.750%	5/1/35		2,200	2,373
Lehigh County PA Authority Water & Sewer Revenue	0.000%	12/1/24		1,695	1,386
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		14,305	15,477
Lehigh County PA Authority Water & Sewer Revenue	5.125%	12/1/47		3,000	3,264
Lehigh County PA General Purpose Authority Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46		3,685	3,539
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33		5,000	5,107
Luzerne County Convention Center Authority Revenue VRDO	1.670%	12/7/18	LOC	4,580	4,580
Luzerne County PA GO	5.250%	12/15/21	(14)	3,930	4,035
Luzerne County PA GO	5.000%	11/15/29	(4)	2,500	2,788
Luzerne County PA Industrial Development Authority Water Facility Revenue (Pennsylvania-American Water Co.)	5.500%	12/1/39		5,000	5,150
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	5/1/26		2,000	2,123
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	7/1/30		5,565	5,836
Lycoming County PA Authority Health System Revenue (Susquehanna Health System Project)	5.500%	7/1/28		45	46
Lycoming County PA Authority Revenue (Lycoming College)	5.500%	11/1/33		2,935	3,279
Manheim Township PA School District GO	5.000%	2/1/30		2,010	2,285
Manheim Township PA School District GO	5.000%	2/1/31		1,200	1,359
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/41		3,660	3,956
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42		10,875	11,545
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.125%	6/1/19	(Prere.)	13,545	13,756
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/29		2,580	2,796
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/30		1,000	1,079
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40		3,000	3,221

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Higher Education & Health Authority Revenue (Gwynedd Mercy University Project) VRDO	1.670%	12/10/18	LOC	3,900	3,900
Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50		5,655	5,467
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/24		1,165	1,283
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/25		1,200	1,315
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/26		1,000	1,090
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/27		1,000	1,084
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/40		12,150	12,864
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/31		1,750	1,992
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/34		2,210	2,474
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/35		2,780	3,095
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/37		2,500	2,766
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/43		5,750	6,281
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/48		10,250	11,134
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42		4,000	4,263
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/28		3,795	4,167
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/30		5,000	5,451
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/36		11,250	12,039

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45		8,500	9,027
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/46		3,300	3,503
Montgomery County PA Industrial Development Authority Health Services Revenue (Jefferson Health System)	5.000%	10/1/41		4,110	4,362
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30		1,200	1,270
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46		3,730	3,824
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/38		2,500	2,614
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/48		6,500	6,724
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	6.625%	12/1/21	(Prere.)	1,565	1,767
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/27		2,250	2,440
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/47		2,000	2,082
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	4.000%	12/1/48		3,000	2,621
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.000%	1/1/30		1,575	1,562
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40		4,750	4,614
Montour PA School District GO	5.000%	4/1/40	(4)	3,185	3,467
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.625%	7/1/30		1,000	1,045
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		3,500	3,650

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,776
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	6,000	5,865
Northampton County PA General Purpose Authority College Revenue (Moravian College)	5.000%	10/1/40	1,760	1,865
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/28	3,975	4,474
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29	2,000	2,241
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/33	9,555	10,172
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/36	6,790	7,417
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/43	3,000	3,271
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/46	1,795	1,934
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	4.000%	8/15/48	3,895	3,773
Northampton County PA General Purpose Authority University Revenue (Lafayette College)	5.000%	11/1/32	4,000	4,401
Northampton County PA General Purpose Authority University Revenue (Lehigh University)	4.000%	11/15/34	7,535	7,852
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.640%	12/7/18	6,800	6,800
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/32	1,775	1,795
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	7/1/36	1,000	1,006
Northampton PA GO	3.625%	5/15/39	2,145	2,062
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,231
Northeastern Pennsylvania Hospital & Education Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,352
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,251

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37		3,740	3,949
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.250%	3/1/37		3,000	3,227
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29	(15)	500	570
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31	(15)	700	793
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33	(15)	500	515
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/30		1,900	1,998
Palmer Township PA GO	4.000%	5/15/30		1,495	1,569
Penn Manor PA School District Revenue	5.000%	3/1/30		1,000	1,141
Penn Manor PA School District Revenue	5.000%	3/1/32		1,000	1,133
Penn Manor PA School District Revenue	5.000%	3/1/35		800	896
Penn Manor PA School District Revenue	5.000%	3/1/36		1,700	1,897
Penn Manor PA School District Revenue	5.000%	3/1/38		1,250	1,388
Pennsylvania COP	5.000%	7/1/29		300	339
Pennsylvania COP	5.000%	7/1/30		375	422
Pennsylvania COP	5.000%	7/1/31		425	477
Pennsylvania COP	5.000%	7/1/34		475	526
Pennsylvania COP	5.000%	7/1/35		845	933
Pennsylvania COP	5.000%	7/1/36		1,000	1,099
Pennsylvania COP	5.000%	7/1/37		875	959
Pennsylvania COP	5.000%	7/1/38		1,000	1,093
Pennsylvania COP	5.000%	7/1/43		4,000	4,333
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare Network)	6.250%	10/15/19	(Prere.)	6,075	6,290
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/29	(4)	2,000	1,339
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/30	(4)	3,710	2,367
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.500%	1/1/31	(4)	3,000	3,325
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/36	(4)	6,045	2,919
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	0.000%	1/1/38	(4)	5,525	2,409
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	5.250%	1/1/44	(4)	6,500	6,953
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31		5,000	5,514

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32		10,000	10,997
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32		2,500	2,558
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33		11,405	12,384
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43		4,500	4,814
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45		5,000	5,370
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45		4,000	3,913
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/47		10,000	9,714
	Pennsylvania Economic Development Financing Authority Water Facilities Revenue (American Water Co. Project)	6.200%	4/1/39		5,000	5,063
	Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project)	4.750%	11/15/40		2,500	2,547
	Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project)	5.000%	12/1/43		4,500	4,701
	Pennsylvania GO	5.000%	11/15/20		8,740	9,228
	Pennsylvania GO	5.375%	7/1/21		16,000	17,256
	Pennsylvania GO	5.000%	3/1/22		10,000	10,842
	Pennsylvania GO	4.000%	7/1/23		4,000	4,269
	Pennsylvania GO	5.000%	8/15/24		5,000	5,654
	Pennsylvania GO	5.000%	10/15/25		10,000	11,056
	Pennsylvania GO	5.000%	1/1/26		10,000	11,417
	Pennsylvania GO	5.000%	2/1/26		8,355	9,545
	Pennsylvania GO	5.000%	9/15/27		10,000	11,415
	Pennsylvania GO	5.000%	9/15/27		5,000	5,708
	Pennsylvania GO	5.000%	1/15/28		5,000	5,708
	Pennsylvania GO	5.000%	3/15/28		18,550	20,782
	Pennsylvania GO	4.000%	8/15/28	(4)	10,010	10,607
	Pennsylvania GO	5.000%	9/15/28		10,350	11,761
	Pennsylvania GO	4.000%	10/15/28		10,000	10,444
	Pennsylvania GO	4.000%	4/1/29		10,000	10,378
	Pennsylvania GO	4.000%	8/15/29	(4)	6,290	6,645
	Pennsylvania GO	4.000%	1/1/30		3,500	3,652
	Pennsylvania GO	4.000%	4/1/30		10,000	10,341
	Pennsylvania GO	4.000%	6/15/30		10,000	10,402
3	Pennsylvania GO	4.000%	8/15/30	(4)	7,640	8,029
	Pennsylvania GO	5.000%	10/15/30		6,650	7,289
	Pennsylvania GO	4.000%	2/1/31		17,875	18,516
	Pennsylvania GO	5.000%	10/15/31		14,955	16,363

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania GO	4.000%	2/1/32		18,870	19,438
Pennsylvania GO	5.000%	3/1/32		11,225	12,705
Pennsylvania GO	5.000%	6/1/32		8,115	8,674
Pennsylvania GO	5.000%	8/1/32		4,000	4,406
Pennsylvania GO	5.000%	8/15/32		8,000	8,897
Pennsylvania GO	5.000%	10/15/32		15,000	16,390
Pennsylvania GO	4.000%	2/1/33		5,585	5,714
Pennsylvania GO	4.000%	3/1/33	(4)	20,000	20,703
Pennsylvania GO	5.000%	8/1/33		4,000	4,391
Pennsylvania GO	4.000%	3/1/34	(4)	20,000	20,607
Pennsylvania GO	4.000%	9/15/34		10,000	10,262
Pennsylvania GO	4.000%	3/1/35	(15)	15,000	15,396
Pennsylvania GO	4.000%	3/1/36		5,000	5,069
Pennsylvania GO	4.000%	3/1/37		10,000	10,115
Pennsylvania GO	4.000%	3/1/37	(15)	10,000	10,193
Pennsylvania GO	4.000%	3/1/38		2,820	2,844
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32		3,330	3,442
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33		2,310	2,376
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/34		2,940	3,020
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	2/15/43		7,000	7,105
Pennsylvania Higher Educational Facilities Authority Revenue	3.000%	6/15/45		1,405	1,162
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/20		595	607
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/21		1,245	1,275
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/27		1,250	1,260
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/42		535	503
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/28		1,855	2,130
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,260	1,360
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/29		1,640	1,873
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/32		1,750	1,938
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/33		3,320	3,665
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/34		2,575	2,607
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/34		3,000	3,297
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/35		1,870	2,075

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/36		2,305	2,307
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/41		5,000	5,450
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.700%	12/3/18	LOC	6,925	6,925
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22	(Prere.)	500	548
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		3,895	4,069
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	4.000%	6/15/30		2,125	2,220
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/37		5,865	5,965
Pennsylvania Higher Educational Facilities Authority Revenue (Lock Haven University Foundation Student Housing Project)	4.000%	7/1/28		3,500	3,421
Pennsylvania Higher Educational Facilities Authority Revenue (Philadelphia University)	5.000%	6/1/23	(Prere.)	2,025	2,268
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	4,940	5,445
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	1,400	1,543
Pennsylvania Higher Educational Facilities Authority Revenue (Shippensburg University)	5.000%	10/1/22	(Prere.)	2,000	2,204
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/33		1,265	1,370
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40		7,000	7,264
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/35		7,755	8,277
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42		11,120	11,799
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32		3,965	4,396
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39		7,000	7,648
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45		17,800	19,385
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50		10,000	11,000
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/31		4,000	4,241
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/34		2,200	2,300
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/35		2,275	2,367

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/36	1,400	1,452
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	8/15/46	5,000	5,599
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29	500	570
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	750	848
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	1,180	1,327
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	2,695	3,037
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35	3,135	3,210
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/35	2,420	2,704
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/40	11,000	12,053
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/41	6,000	6,033
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/42	6,675	6,711
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/42	6,130	6,486
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/47	10,000	10,874
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/30	940	1,038
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/31	1,870	2,057
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	5,028
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	6.000%	7/1/21	2,125	2,214
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/31	4,000	4,057

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/42		2,500	2,518
Pennsylvania Housing Finance Agency Multi-Family Housing Revenue (Country Commons Apartments)	3.600%	8/1/35	LOC	7,991	7,789
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.125%	10/1/25		980	991
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/31		2,500	2,403
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/33		5,000	5,007
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.100%	10/1/36		3,000	2,748
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.500%	10/1/36		4,500	4,270
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/36		8,500	8,554
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.900%	10/1/37		8,000	8,037
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.875%	10/1/38		6,000	6,002
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.050%	10/1/40		1,525	1,530
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.050%	10/1/40		2,000	2,008
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.200%	10/1/41		4,000	3,574
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.950%	4/1/42		4,000	3,964
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.650%	10/1/42		6,890	6,573
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.100%	10/1/45		3,845	3,855
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.150%	10/1/45		1,370	1,372
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	3.700%	10/1/47		17,000	16,187
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24		2,000	2,214
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25		1,610	1,801
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/30	(4)	3,500	3,944
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/32	(4)	2,750	3,078
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/33	(4)	2,000	2,230
Pennsylvania State University Revenue	5.000%	9/1/29		1,170	1,345
Pennsylvania State University Revenue	5.000%	9/1/30		6,900	7,916
Pennsylvania State University Revenue	5.000%	9/1/32		1,350	1,576
Pennsylvania State University Revenue	5.000%	9/1/33		5,000	5,731

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania State University Revenue	5.000%	9/1/36		4,650	5,343
	Pennsylvania State University Revenue	5.000%	9/1/47		3,000	3,389
1	Pennsylvania State University TOB VRDO	1.680%	12/7/18		5,600	5,600
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/34		6,000	6,655
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		5,500	6,078
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		4,390	4,817
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/37		4,000	4,222
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/41		3,000	3,260
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/41		1,315	1,375
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43		5,430	5,679
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28		4,025	4,578
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/29		3,040	3,441
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/30		6,970	7,854
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	0.000%	12/1/37		2,000	908
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/38		3,000	3,318
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/39		3,535	3,900
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		15,205	16,657
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		14,345	15,640
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	5,000	5,151
	Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19	(Prere.)	20	21
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	7,500	7,936
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	3,000	3,261
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	(Prere.)	4,600	4,965
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		2,305	2,557
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		7,050	7,820
	Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28	(4)	6,875	8,190
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		8,375	9,235
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		2,500	2,857
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		9,775	10,789
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		7,090	7,731
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		10,000	11,009
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		9,325	10,434
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33		5,410	5,896
4	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33		1,250	1,396
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		9,800	10,760
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		2,000	2,173
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33		2,560	2,876
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34		545	590
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	2,000	2,200

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
5	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34		3,260	3,054
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34		10,000	9,976
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		10,000	10,951
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,000	2,168
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34		4,410	4,940
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		3,000	3,243
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		5,000	5,422
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		9,790	10,562
6	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37		4,000	3,738
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		6,585	6,448
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37		4,000	3,995
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		1,290	1,421
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		6,400	6,884
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38		8,145	8,653
4	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38		2,500	2,739
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38		3,500	3,476
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38		5,070	6,160
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		19,700	21,030
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		2,000	2,161
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		2,010	2,193
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		7,200	7,766
7	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41		9,365	6,920
	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41		9,900	3,567
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42		14,500	15,428
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42		2,950	3,336
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		5,300	5,611
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,900	7,355
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		6,000	6,396
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44		2,640	2,849
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		4,700	5,052
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		14,960	15,762
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		16,000	17,263
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		4,095	4,312
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46		7,000	7,891
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		10,000	10,803
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/48		13,750	15,004
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.790%	12/7/18	(Prere.)	3,420	3,420
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.890%	12/7/18		6,400	6,400
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	1.890%	12/7/18		13,820	13,820
	Peters Township PA School District (Washington County) GO	5.000%	9/1/37		3,000	3,384
	Peters Township PA School District (Washington County) GO	5.000%	9/1/38		7,555	8,490
	Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24	(2)	1,045	1,048
	Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29		5,975	6,249
	Philadelphia PA Airport Revenue	5.000%	7/1/29		590	678
	Philadelphia PA Airport Revenue	5.000%	7/1/30		1,020	1,165
	Philadelphia PA Airport Revenue	5.000%	7/1/31		1,300	1,480
	Philadelphia PA Airport Revenue	5.000%	7/1/32		750	850

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Airport Revenue	5.000%	7/1/33		750	847
Philadelphia PA Airport Revenue	5.000%	7/1/42		5,000	5,511
Philadelphia PA Airport Revenue	5.000%	7/1/47		3,750	4,117
Philadelphia PA Authority for Industrial Development Revenue (City of Philadelphia Affordable Housing Preservation Programs Project)	5.000%	12/1/37		3,250	3,546
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27		960	1,081
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/28		3,885	4,354
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/31		1,130	1,252
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28		1,585	1,782
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29		3,500	3,916
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/36		4,750	5,259
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/40		7,430	8,062
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/33		3,600	4,100
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/34		2,180	2,468
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/35		2,150	2,208
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/36		3,780	3,860
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/44		3,000	3,001
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/35		2,425	2,665
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36		10,000	10,956
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/47		12,000	12,923
Philadelphia PA Gas Works Revenue	5.000%	8/1/19	(4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	7/1/20	(4)	15	16
Philadelphia PA Gas Works Revenue	5.000%	8/1/20	(Prere.)	25	26
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	40	42
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	55	58
Philadelphia PA Gas Works Revenue	5.000%	7/1/22	(4)	10	11

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Gas Works Revenue	5.000%	8/1/28		1,500	1,709
Philadelphia PA Gas Works Revenue	5.000%	10/1/28		1,400	1,584
Philadelphia PA Gas Works Revenue	5.000%	8/1/29		1,750	1,984
Philadelphia PA Gas Works Revenue	5.000%	8/1/30		2,000	2,227
Philadelphia PA Gas Works Revenue	5.000%	10/1/30		3,050	3,416
Philadelphia PA Gas Works Revenue	5.000%	8/1/31		1,750	1,943
Philadelphia PA Gas Works Revenue	5.000%	10/1/31		3,255	3,634
Philadelphia PA Gas Works Revenue	5.000%	8/1/32		2,000	2,216
Philadelphia PA Gas Works Revenue	5.000%	10/1/33		2,500	2,773
Philadelphia PA Gas Works Revenue	5.000%	10/1/34		4,175	4,612
Philadelphia PA Gas Works Revenue	5.000%	8/1/35		2,000	2,213
Philadelphia PA Gas Works Revenue	5.000%	8/1/36		2,000	2,203
Philadelphia PA Gas Works Revenue	5.000%	8/1/37		2,000	2,197
Philadelphia PA Gas Works Revenue	4.000%	10/1/37		1,120	1,127
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	(4)	65	68
Philadelphia PA Gas Works Revenue	5.250%	8/1/40		115	120
Philadelphia PA Gas Works Revenue	5.000%	8/1/42		5,000	5,439
Philadelphia PA Gas Works Revenue	5.000%	8/1/47		11,800	12,790
Philadelphia PA Gas Works Revenue VRDO	1.670%	12/7/18	LOC	850	850
Philadelphia PA Gas Works Revenue VRDO	1.690%	12/7/18	LOC	5,000	5,000
Philadelphia PA GO	6.000%	8/1/20	(Prere.)	7,430	7,920
Philadelphia PA GO	6.500%	8/1/20	(Prere.)	3,785	4,065
Philadelphia PA GO	5.000%	8/1/27	(4)	4,160	4,787
Philadelphia PA GO	5.000%	8/1/30		4,000	4,426
Philadelphia PA GO	5.000%	8/1/30	(4)	5,330	6,042
Philadelphia PA GO	5.000%	8/1/31		2,000	2,237
Philadelphia PA GO	5.000%	8/1/32		4,420	4,922
Philadelphia PA GO	5.000%	8/1/32		3,000	3,341
Philadelphia PA GO	5.250%	7/15/33		3,585	3,941
Philadelphia PA GO	5.000%	8/1/35	(4)	6,000	6,676
Philadelphia PA GO VRDO	1.670%	12/7/18	LOC	2,100	2,100
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project)	5.000%	7/1/32		10,000	10,638
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.720%	12/3/18		1,500	1,500
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/29		3,165	3,437
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34		1,000	1,061
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42		3,850	4,064
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19	(Prere.)	9,500	9,645
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19	(Prere.)	3,250	3,299
Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/27		2,000	2,194
Philadelphia PA Redevelopment Authority Revenue	5.000%	4/15/28		3,000	3,278
Philadelphia PA School District GO	5.250%	9/1/22		7,500	7,840

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Philadelphia PA School District GO	5.250%	9/1/23		7,525	7,859
Philadelphia PA School District GO	5.000%	6/1/26	(14)	5,000	5,641
Philadelphia PA School District GO	5.000%	9/1/27		2,415	2,697
Philadelphia PA School District GO	5.000%	9/1/28		5,000	5,602
Philadelphia PA School District GO	5.000%	9/1/29		2,665	2,957
Philadelphia PA School District GO	5.000%	9/1/29		5,035	5,615
Philadelphia PA School District GO	5.000%	9/1/31		2,000	2,203
Philadelphia PA School District GO	5.000%	9/1/33		1,000	1,112
Philadelphia PA School District GO	5.000%	9/1/35		3,240	3,573
Philadelphia PA School District GO	5.000%	9/1/35		2,500	2,727
Philadelphia PA School District GO	5.000%	9/1/36		2,015	2,190
Philadelphia PA School District GO	5.000%	9/1/37		2,000	2,169
Philadelphia PA School District GO	5.000%	9/1/37		3,825	4,189
Philadelphia PA School District GO	5.000%	9/1/38		2,000	2,164
Philadelphia PA School District GO	4.000%	9/1/43	(4)	3,160	3,126
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/31		6,210	6,468
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/32		1,000	1,143
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/34		1,200	1,360
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40		10,000	10,848
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40	(4)	3,500	3,634
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41		3,000	3,122
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43		9,000	9,522
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/48		2,000	2,199
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52		4,000	4,344
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/53		10,000	10,916
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/30		4,000	4,492
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/32		6,440	6,690
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/33		1,765	2,011
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34		6,000	6,178
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34		2,000	2,265
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36		10,500	10,960
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43		4,375	4,735
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45		14,000	15,129
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	1.680%	12/7/18	(4)	660	660
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/31		1,000	1,117
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/32		500	557
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/34		1,000	1,105
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/36		500	548

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/37		500	547
Pittsburgh PA GO	5.000%	9/1/28	(15)	1,500	1,675
Pittsburgh PA GO	5.000%	9/1/30		500	572
Pittsburgh PA GO	5.000%	9/1/31	(15)	1,150	1,272
Pittsburgh PA GO	5.000%	9/1/34		50	56
Pittsburgh PA GO	5.000%	9/1/35		600	675
Pittsburgh PA GO	5.000%	9/1/36		700	785
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27	(14)	10,830	8,184
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29	(14)	10,000	6,947
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36		5,000	5,519
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40		5,000	5,489
Plum Borough PA School District GO	5.000%	9/15/36	(15)	4,920	5,339
Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’s Hospital Obligated Group)	5.000%	8/15/40		3,750	4,005
Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/41		6,275	6,797
Pottsville PA Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/45		14,405	15,555
Reading PA Area Water Authority Revenue	5.000%	12/1/31		1,000	1,068
Reading PA School District GO	5.000%	3/1/38	(4)	1,750	1,932
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/28		1,750	2,035
Scranton PA School District GO	5.000%	6/1/27		1,000	1,122
Scranton-Lackawanna PA Health & Welfare Authority Revenue (University of Scranton)	5.000%	11/1/37		2,500	2,681
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27		1,765	1,983
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/28		1,190	1,339
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/28		1,865	2,093
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/29		1,335	1,496
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/30		1,285	1,432
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/30		1,180	1,320
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/31		600	665

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/31		1,250	1,395
Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/32		1,695	1,885
Southcentral Pennsylvania General Authority Revenue (Hanover Hospital Inc.)	5.000%	12/1/27		1,480	1,672
Southcentral Pennsylvania General Authority Revenue (Hanover Hospital Inc.)	5.000%	12/1/29		1,090	1,217
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29		1,500	1,648
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34		1,130	1,223
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44		2,500	2,666
State College PA Area School District GO	5.000%	5/15/36		375	429
State College PA Area School District GO	5.000%	5/15/37		680	776
State College PA Area School District GO	5.000%	5/15/38		400	455
State College PA Area School District GO	5.000%	3/15/40		3,000	3,303
State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/33	(15)	1,000	1,032
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/29	(15)	1,210	1,359
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/30	(15)	1,055	1,182
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/33		1,025	1,137
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.500%	5/1/33		6,165	6,845
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/34		2,125	2,351
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/35		1,510	1,668
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/28		11,385	12,752
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/30	(4)	16,480	18,348
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	(4)	3,655	4,045
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	3,155	3,478

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/34		6,000	6,566
	State Public School Building Authority Pennsylvania School Revenue (Chester Upland School District Project)	5.250%	9/15/30		3,545	3,959
	Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	(15)	5,000	5,037
	Trinity PA Area School District GO	4.000%	1/15/35	(15)	3,000	3,053
	Trinity PA Area School District GO	4.000%	1/15/36	(15)	3,000	3,027
	Trinity PA Area School District GO	4.000%	1/15/38	(15)	3,700	3,703
	Union County PA Higher Educational Facilities Financing Authority University Revenue (Bucknell University)	5.000%	4/1/32		1,000	1,133
	Union County PA Hospital Authority Revenue (Evangelical Community Hospital)	5.000%	8/1/48		3,000	3,262
	Unionville-Chadds Ford PA School District GO	4.000%	6/1/31		1,500	1,595
	Upper Merion PA Area School District GO	5.000%	1/15/33		650	736
	Upper Merion PA Area School District GO	5.000%	1/15/34		500	564
	Upper Merion PA Area School District GO	5.000%	1/15/34		1,300	1,450
	Upper Merion PA Area School District GO	5.000%	1/15/36		1,620	1,796
	Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/31		3,440	3,527
	Washington County PA Industrial Development Authority Revenue (Washington & Jefferson College Project)	4.000%	11/1/32		3,110	3,182
	West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	5.000%	12/15/48		2,750	2,851
	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.000%	1/1/21	(Prere.)	330	356
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/22		1,000	1,059
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/25		1,605	1,739
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/30		1,500	1,575
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	5.000%	7/1/35		1,750	1,812
	West View PA Water Authority Revenue	4.000%	11/15/32		1,025	1,071
	West View PA Water Authority Revenue	4.000%	11/15/33		1,000	1,040
	West View PA Water Authority Revenue	4.000%	11/15/34		1,000	1,037
	West View PA Water Authority Revenue	4.000%	11/15/35		1,200	1,239
	West View PA Water Authority Revenue	4.000%	11/15/36		2,300	2,364
	West View PA Water Authority Revenue	4.000%	11/15/37		2,400	2,462
	West View PA Water Authority Revenue	4.000%	11/15/38		1,625	1,661
	West View PA Water Authority Revenue	4.000%	11/15/39		1,400	1,429
	West York PA Area School District GO	5.000%	4/1/33		4,265	4,639
1	Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35		6,650	6,754

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.125%	7/1/30		1,500	1,551
Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34	(15)	8,000	8,219
Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/35	(15)	8,000	8,183
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/42	(15)	2,750	2,982
Wilkes-Barre PA Area School District GO	5.000%	8/1/27	(15)	1,240	1,412
Wilkes-Barre PA Area School District GO	5.000%	8/1/28	(15)	1,540	1,739
Wilkes-Barre PA Area School District GO	5.000%	8/1/29	(15)	1,860	2,090
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	4,990	5,274
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	4,110	4,336
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30		2,315	2,587
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/31		2,430	2,706
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/34		1,000	1,107
York County PA GO	4.000%	3/1/34		3,000	3,108
York County PA GO	5.000%	6/1/38		5,000	5,470
					3,439,273
Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/27		1,000	1,078
Total Tax-Exempt Municipal Bonds (Cost $3,416,915)					3,440,351

Amount
($000)
Other Assets and Liabilities (1.0%)
Other Assets
Investment in Vanguard	183
Receivables for Investment Securities Sold	1,624
Receivables for Accrued Income	47,551
Receivables for Capital Shares Issued	838
Variation Margin Receivable—Futures Contracts	21
Other Assets	846
Total Other Assets	51,063
Liabilities
Payables for Investment Securities Purchased	(6,852)
Payables for Capital Shares Redeemed	(2,748)
Payables for Distributions	(3,511)
Payables to Vanguard	(2,604)
Variation Margin Payable—Futures Contracts	(91)
Total Liabilities	(15,806)
Net Assets (100%)	3,475,608

Pennsylvania Long-Term Tax-Exempt Fund

At November 30, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	3,438,026
Total Distributable Earnings (Loss)	37,582
Net Assets	3,475,608

Investor Shares—Net Assets
Applicable to 27,503,213 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	308,448
Net Asset Value Per Share—Investor Shares	$11.21

Admiral Shares—Net Assets
Applicable to 282,405,609 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,167,160
Net Asset Value Per Share—Admiral Shares	$11.21

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $53,909,000, representing 1.6% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.

3 Securities with a value of $582,000 have been segregated as initial margin for open futures contracts.

4 5.000% coupon rate will be effective December 2018.

5 4.500% coupon rate will be effective December 2021.

6 4.750% coupon rate will be effective December 2021.

7 6.100% coupon rate will be effective December 2028.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	March 2019	350	73,844	45
5-Year U.S. Treasury Note	March 2019	494	55,803	81
10-Year U.S. Treasury Note	March 2019	71	8,481	(2)
				124

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2019	(185)	(28,195)	(50)
30-Year U.S. Treasury Bond	March 2019	(75)	(10,493)	(30)
				(80)
				44

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2018
($000)
Investment Income
Income
Interest	128,881
Total Income	128,881
Expenses
The Vanguard Group—Note B
Investment Advisory Services	448
Management and Administrative—Investor Shares	426
Management and Administrative—Admiral Shares	2,242
Marketing and Distribution—Investor Shares	57
Marketing and Distribution—Admiral Shares	179
Custodian Fees	22
Auditing Fees	35
Shareholders’ Reports and Proxy—Investor Shares	10
Shareholders’ Reports and Proxy—Admiral Shares	14
Trustees’ Fees and Expenses	2
Total Expenses	3,435
Net Investment Income	125,446
Realized Net Gain (Loss)
Investment Securities Sold	17,297
Futures Contracts	(1,615)
Realized Net Gain (Loss)	15,682
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(105,110)
Futures Contracts	335
Change in Unrealized Appreciation (Depreciation)	(104,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,353

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018 ($000)	2017 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125,446	122,030
Realized Net Gain (Loss)	15,682	20,404
Change in Unrealized Appreciation (Depreciation)	(104,775)	82,625
Net Increase (Decrease) in Net Assets Resulting from Operations	36,353	225,059
Distributions
Net Investment Income
Investor Shares	(10,979)	(11,055)
Admiral Shares	(114,293)	(110,941)
Realized Capital Gain[1]
Investor Shares	(1,655)	(1,521)
Admiral Shares	(16,581)	(14,781)
Total Distributions	(143,508)	(138,298)
Capital Share Transactions
Investor Shares	(5,112)	933
Admiral Shares	29,173	81,401
Net Increase (Decrease) from Capital Share Transactions	24,061	82,334
Total Increase (Decrease)	(83,094)	169,095
Net Assets
Beginning of Period	3,558,702	3,389,607
End of Period	3,475,608	3,558,702

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $62,000 and $296,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.56	$11.26	$11.67	$11.69	$11.04
Investment Operations
Net Investment Income	.394 [1]	.396 [1]	.411	.421	.427
Net Realized and Unrealized Gain (Loss) on Investments	(.291)	.355	(.371)	.003	.650
Total from Investment Operations	.103	.751	.040	.424	1.077
Distributions
Dividends from Net Investment Income	(.394)	(.396)	(.411)	(.421)	(.427)
Distributions from Realized Capital Gains	(.059)	(.055)	(.039)	(.023)	—
Total Distributions	(.453)	(.451)	(.450)	(.444)	(.427)
Net Asset Value, End of Period	$11.21	$11.56	$11.26	$11.67	$11.69

Total Return[2]	0.91%	6.77%	0.22%	3.70%	9.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$308	$323	$314	$346	$351
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.48%	3.44%	3.47%	3.62%	3.73%
Portfolio Turnover Rate	26%	22%	19%	16%	16%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.56	$11.26	$11.67	$11.69	$11.04
Investment Operations
Net Investment Income	.403 [1]	.408 [1]	.423	.431	.436
Net Realized and Unrealized Gain (Loss) on Investments	(.291)	.354	(.371)	.003	.650
Total from Investment Operations	.112	.762	.052	.434	1.086
Distributions
Dividends from Net Investment Income	(.403)	(.407)	(.423)	(.431)	(.436)
Distributions from Realized Capital Gains	(.059)	(.055)	(.039)	(.023)	—
Total Distributions	(.462)	(.462)	(.462)	(.454)	(.436)
Net Asset Value, End of Period	$11.21	$11.56	$11.26	$11.67	$11.69

Total Return[2]	0.99%	6.88%	0.32%	3.79%	9.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,167	$3,236	$3,076	$2,924	$2,780
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.56%	3.54%	3.57%	3.70%	3.81%
Portfolio Turnover Rate	26%	22%	19%	16%	16%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2018, the fund’s average investments in long and short futures contracts represented 3% and 1% of net assets respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $183,000, representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Pennsylvania Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	3,440,351	—
Futures Contracts—Assets[1]	21	—	—
Futures Contracts—Liabilities[1]	(91)	—	—
Total	(70)	3,440,351	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	1,299
Total Distributable Earnings (Loss)	(1,299)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	155
Undistributed Tax-Exempt Income	5,954
Undistributed Long-Term Gains	14,229
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	23,208

Pennsylvania Long-Term Tax-Exempt Fund

As of November 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	3,417,143
Gross Unrealized Appreciation	61,600
Gross Unrealized Depreciation	(38,392)
Net Unrealized Appreciation (Depreciation)	23,208

E. During the year ended November 30, 2018, the fund purchased $890,487,000 of investment securities and sold $886,201,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2018, such purchases and sales were $ 417,682,000 and $515,538,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital shares issued and redeemed were:

	Year Ended November 30,
		2018		2017
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	60,579	5,342	77,214	6,714
Issued in Lieu of Cash Distributions	10,338	909	10,317	899
Redeemed	(76,029)	(6,709)	(86,598)	(7,535)
Net Increase (Decrease)—Investor Shares	(5,112)	(458)	933	78
Admiral Shares
Issued	441,069	38,891	428,860	37,272
Issued in Lieu of Cash Distributions	84,301	7,413	81,647	7,115
Redeemed	(496,197)	(43,892)	(429,106)	(37,464)
Net Increase (Decrease)—Admiral Shares	29,173	2,412	81,401	6,923

G. Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and Shareholders of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting Vanguard Pennsylvania Tax-Free Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2018, the related statements of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2018 and each of the financial highlights for each of the five years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 17, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard Pennsylvania Tax-Exempt Funds

This information for the fiscal year ended November 30, 2018, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

The Long-Term Tax-Exempt Fund distributed $19,473,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays PA Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Pennsylvania Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Pennsylvania Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Pennsylvania Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Pennsylvania Long-Term Tax-Exempt Fund or the owners of the Pennsylvania Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Pennsylvania Long-Term Tax-Exempt Fund. Investors acquire the Pennsylvania Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Pennsylvania Long-Term Tax-Exempt Fund. The Pennsylvania Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Pennsylvania Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Pennsylvania Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Pennsylvania Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Pennsylvania Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Pennsylvania Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q770 012019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2018: $64,000
Fiscal Year Ended November 30, 2017: $66,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2018: $9,734,277
Fiscal Year Ended November 30, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2018: $5,581,336
Fiscal Year Ended November 30, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2018: $0
Fiscal Year Ended November 30, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)    (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Code of Ethics.

(b)        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2019

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 22, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.